Financial Instruments and Risk Management (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Beginning Balance	$ 82	$ 226
Other-than-temporary impairment charge and realized gains (losses) on financial assets	(318)		140
Transfer of senior debt floating rate notes	(5)
Settlement on Auction Rate Securities	(72)
Change in fair value of Auction Rate Securities		30
Paid-in-kind interest on Numonyx subordinated notes		5
Change in fair value on Numonyx subordinated notes - pre-tax		2
Extinguishment of Numonyx subordinated notes		(180)
Currency translation adjustment		(1)
Ending Balance	0	82	226
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)	0
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Other-than-temporary impairment charge and realized gains (losses) on financial assets	$ (5)